FAIR VALUE DISCLOSURES - Assets and Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	$ 1,311	$ 0
Tax Receivable Agreement liability	111,325	0
Warrant liability	68,798	0
Earnout liability	143,800	$ 0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	111,325
Warrant liability	68,798
Earnout liability	143,800
Total Liabilities, at Fair Value	323,923
Fair Value, Recurring | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	1,311
Fair Value, Recurring | Level I
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	0
Warrant liability	43,048
Earnout liability	0
Total Liabilities, at Fair Value	43,048
Fair Value, Recurring | Level I | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	0
Fair Value, Recurring | Level II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	0
Warrant liability	0
Earnout liability	0
Total Liabilities, at Fair Value	0
Fair Value, Recurring | Level II | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	1,311
Fair Value, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	111,325
Warrant liability	25,750
Earnout liability	143,800
Total Liabilities, at Fair Value	280,875
Fair Value, Recurring | Level III | Corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments at fair value	$ 0